ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Liquidity Disclosure [Policy Text Block]
Going Concern

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which contemplates the continuation of the Company as a going concern. The Company has an accumulated deficit and a working capital deficit as of December 31, 2013 and has incurred a loss from continuing operations during 2013. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has historically funded its activities through cash generated from operations, debt financing, and advances from shareholders. During the year ended December 31, 2013, the Company received a net amount of approximately $2.1 million from debt financing.

Management intends to become profitable by continuing to grow its operations and customer base. If the Company is not successful in becoming profitable, it may have to further delay or reduce expenses, or curtail operations. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result should the Company not continue as a going concern.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of Greenwood & Hall and its affiliate, UFAS. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Management uses its historical records and knowledge of its business in making these estimates. Accordingly, actual results may differ from these estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers cash equivalents to include short-term, highly liquid investments with an original maturity of three months or less.

Research and Development Expense, Policy [Policy Text Block]	Research and Development Costs relating to designing and developing new products are expensed in the period incurred.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company’s contracts are typically structured into two categories, i) fixed-fee service contracts that span a period of time, often in excess of one year, and ii) service contracts at agreed-upon rates based on the volume of service provided. Some of the Company’s service contracts are subject to guaranteed minimum amounts of service volume.

The Company recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the customer exists, services have been rendered, the selling price is fixed or determinable, and collectability of the selling price is reasonably assured. For fixed-fee service contracts, the Company recognizes revenue on a straight-line basis over the period of contract performance. Costs incurred under these service contracts are expensed as incurred.

Revenue Recognition, Deferred Revenue [Policy Text Block]
Deferred Revenue

Deferred revenue primarily consists of prepayments received from customers for which the Company’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable

The Company extends credit to its customers. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of the Company’s customers to make required payments. Management specifically analyzes the age of customer balances, historical bad debt experience, customer credit-worthiness, and changes in customer payment terms when making estimates of the collectability of the Company’s trade accounts receivable balances. If the Company determines that the financial condition of any of its customers has deteriorated, whether due to customer specific or general economic issues, an increase in the allowance may be made. After all attempts to collect a receivable have failed, the receivable is written off. Based on the information available, management believes the Company’s accounts receivable, net of the allowance for doubtful accounts, are collectable.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are being provided using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used are as follows:

Classification	Life
Equipment	5-7 Years
Computer equipment	7 Years

                Expenses for repairs and maintenance are charged to expense as incurred, while renewals and betterments are capitalized.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes in accordance with ASC 740-10, “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax payable for the period and the change during the period in deferred tax assets and liabilities.

Earnings Per Share, Policy [Policy Text Block]
Earnings (Loss) per Share

Basic earnings (loss) per share is computed using the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share are computed using the weighted- average number of common shares and dilutive potential common shares outstanding during the period. During 2013 and 2012, the Company had no instruments that could potentially dilute the number of common shares outstanding.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
Variable Interest Entities

Generally, an entity is defined as a variable interest entity (“VIE”) under current accounting rules if it has (a) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (b) equity investors that cannot make significant decisions about the entity’s operations, or that do not absorb the expected losses or receive the expected returns of the entity. When determining whether an entity that is a business qualifies as a VIE, we also consider whether (i) we participated significantly in the design of the entity, (ii) we provided more than half of the total financial support to the entity, and (iii) substantially all of the activities of the VIE either involve us or are conducted on our behalf. A VIE is consolidated by its primary beneficiary, which is the party that absorbs or receives a majority of the entity’s expected losses or expected residual returns.

University Financial Aid Services, LLC is 60% owned by two individuals that hold a combined 92.5% of our common stock and serve as directors of the Company. The equity owners of UFAS have no equity at risk, Greenwood & Hall has funded UFAS’ operations since it was formed in 2010, and we have the ability to exercise control over UFAS through our two shareholders / directors.

Based on our assessment, we have determined that UFAS is a VIE and that we are the primary beneficiary, as defined in current accounting rules. Accordingly, we are required to consolidate the revenues and expenses of UFAS. To date, the Company has not allocated any income or loss of UFAS to noncontrolling interests as the noncontrolling interests never had any equity at risk. As previously discussed, UFAS ceased operations during 2013 and is presently winding down its affairs. The Company does not anticipate having any future involvement with UFAS after it is dissolved.

Advertising Costs, Policy [Policy Text Block]
Marketing and Advertising

Marketing and advertising costs are expensed as incurred. Marketing and advertising amounted to $920,830 and $812,474 for the years ended December 31, 2013 and 2012, respectively, and are included in selling, general and administrative expenses.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company groups financial assets and financial liabilities measured at fair value into three levels of hierarchy in accordance with ASC 820-10, “Fair Value Measurements and Disclosure”. Assets and liabilities recorded at fair value in the accompanying balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value.

As of December 31, 2013 and 2012, the Company had no instruments subject to these classification requirements.

Level Input:	Input Definition:
Level I	Observable quoted prices in active markets for identical assets and liabilities.

Level II
Observable quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level III
Model-based techniques that use at least one significant assumption not observable in the market.  These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability.  Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

For certain of our financial instruments, including working capital instruments, the carrying amounts are approximate fair value due to their short-term nature. Our notes payable approximate fair value based on prevailing interest rates.

New Accounting Pronouncements, Policy [Policy Text Block]
Effect of Recently Issued Accounting Standards

In July 2013, the FASB issued ASU 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Exists”. This pronouncement provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carry forward, a similar tax loss, or a tax credit carry forward exists. ASU 2013-11 is intended to eliminate the diversity in practice in presenting such items. The Company will adopt this guidance as of January 1, 2014. Adoption of this guidance is not expected to have a material impact on our financial position, results of operations or cash flows.